Other financial instruments (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Fair value	$ (2,341)	$ (1,484)	$ 2,600
Hedging Programs For Mismatches Of Quotation Periods [Member]
IfrsStatementLineItems [Line Items]
Fair value	1,053	1,449
Hedging Programs For Concentrate Sales [Member]
IfrsStatementLineItems [Line Items]
Fair value	(6,481)
Hedging Programs For Concentrate Sales [Member] | Silver Zero Cost Collar [Member]
IfrsStatementLineItems [Line Items]
Nominal	1,651,819
Fair value	(6,478)
Hedging Programs For Concentrate Sales [Member] | Gold Zero Cost Collar [Member]
IfrsStatementLineItems [Line Items]
Nominal	2,067
Fair value	(3)
Hedging Programs For Mismatches Of Quotation Periods [Member] | Zinc Forward [Member]
IfrsStatementLineItems [Line Items]
Nominal	239,304	232,717
Fair value	1,053	1,449
Hedging Programs For Sales Of Zinc At Fixed Price [Member]
IfrsStatementLineItems [Line Items]
Fair value	548	203
Hedging Programs For Sales Of Zinc At Fixed Price [Member] | Zinc Forward [Member]
IfrsStatementLineItems [Line Items]
Nominal	3,249	2,584
Fair value	548	203
Hedging Programs For Inflation Risks [Member]
IfrsStatementLineItems [Line Items]
Fair value	7,221	(168)
Hedging Programs For Inflation Risks [Member] | Brazilian Inflation Versus Brazilian Interbank Interest Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Nominal	100,000	100,000
Fair value	(421)	(168)
Hedging Programs For Inflation Risks [Member] | Brazilian Inflation Versus Brazilian Interbank Interest Rate Swap 1 [Member]
IfrsStatementLineItems [Line Items]
Nominal	650,000
Fair value	7,642
Hedging Of Changes In Foreign Exchange Rates [Member]
IfrsStatementLineItems [Line Items]
Fair value	$ 2,341	$ 1,484